SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS Emerging Markets Equity Fund

DWS Enhanced Commodity Strategy Fund

DWS ESG Core Equity Fund

DWS ESG International Core Equity Fund

DWS Floating Rate Fund

DWS Global Small Cap Fund

DWS High Income Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Massachusetts Tax-Free Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities
Fund

DWS RREEF Real Assets Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Total Return Bond Fund

Deutsche DWS Variable Series I:

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

The following non-fundamental policy contained in the sub-section “Other Investment Policies” in the “INVESTMENT RESTRICTIONS” section of each fund’s Statement of Additional Information is hereby deleted:

the fund will not sell put options if, as a result, more than 50% of the fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon.

Please Retain This Supplement for Future Reference.

September 26, 2022
SAISTKR22-29